NON-RECOURSE BORROWINGS - Schedule of Current and Non-current Subsidiary Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	$ 10,768	$ 8,423
Current [member]
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	317	17
Non-Current [Member]
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	$ 10,451	$ 8,406